NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Payable

NOTE 6. NOTES PAYABLE

Obligations at September 30, 2011 and December 31, 2010 were as follows:

	September 30,
	2011	December 31,
	(Unaudited)	2010
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	2,128,461	1,814,480
NOTES PAYABLE	$8,125,491	$7,811,510

As of September 30, 2011 and December 31, 2010, notes payable included two unsecured promissory notes aggregating $5,997,030 with no stated interest rate or terms of repayment.  The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

NOTE 7

Notes Payable

The following is a summary of outstanding debt as of December 31,

	2010	2009
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	1,814,480	1,394,688
Total Notes payable	$7,811,510	$7,391,718

As of December 31, 2010 and 2009, notes payable consisted of two unsecured promissory notes with no stated interest rate or terms of repayment. The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

Interest expense relating to these notes for 2010 and 2009 totaled $419,792 and $405,753, respectively.